Property, Plant, and Equipment - Reconciliation of the Changes in the Carrying Amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	$ 5,320	$ 5,822
Additions	29	15
Disposals	5
Transfer of assets	(29)	(1)
End of the period	5,556	5,320
Other work performed by entity and capitalised	$ 16	$ 14
Weighted average rate	6.00%	6.00%
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	$ 13,389	$ 13,398
Additions	897	479
Additions from development projects	29	1
Acquisitions		146
Disposals	220	79
Impairment (charges) reversals	(62)	(589)
Retirement of assets	(39)	(121)
Change in foreign exchange rates	153	(27)
Transfer of assets	(6)	(2)
Transfers in (out) of PP&E	(24)	42
End of the period	14,012	13,389
Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	(31)	6
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(8,069)	(7,576)
Depreciation	538	614
Disposals	(212)	(73)
Retirement of assets	33	112
Change in foreign exchange rates	102	(7)
Transfers in (out) of PP&E	(5)	40
End of the period	(8,456)	(8,069)
Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	(3)	31
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	184	495
End of the period	963	184
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	184	495
Additions	891	477
Additions from development projects	17	1
Acquisitions		0
Disposals	0	2
Impairment (charges) reversals	2	(91)
Retirement of assets	0	0
Change in foreign exchange rates	13	0
Transfer of assets	(138)	(676)
Transfers in (out) of PP&E	16	5
End of the period	963	184
Assets under construction | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	(22)	(25)
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers in (out) of PP&E	0	0
End of the period	0	0
Assets under construction | Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	96	96
End of the period	93	96
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	96	96
Additions	0	0
Additions from development projects	0	0
Acquisitions		0
Disposals	3	1
Impairment (charges) reversals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfer of assets	0	1
Transfers in (out) of PP&E	0	0
End of the period	93	96
Land | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers in (out) of PP&E	0	0
End of the period	0	0
Land | Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	399	399
End of the period	362	399
Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	867	846
Additions	0	0
Additions from development projects	0	0
Acquisitions		0
Disposals	0	0
Impairment (charges) reversals	(21)	(3)
Retirement of assets	(9)	(4)
Change in foreign exchange rates	0	0
Transfer of assets	27	27
Transfers in (out) of PP&E	0	0
End of the period	840	867
Hydro | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	(9)	0
Hydro | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(468)	(447)
Depreciation	21	24
Disposals	0	0
Retirement of assets	8	3
Change in foreign exchange rates	0	0
Transfers in (out) of PP&E	0	0
End of the period	(478)	(468)
Hydro | Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	(3)	0
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	2,183	1,777
End of the period	2,005	2,183
Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	3,276	2,746
Additions	0	0
Additions from development projects	0	0
Acquisitions		146
Disposals	0	0
Impairment (charges) reversals	(43)	(12)
Retirement of assets	(9)	(11)
Change in foreign exchange rates	45	3
Transfer of assets	45	280
Transfers in (out) of PP&E	(22)	(4)
End of the period	3,233	3,276
Wind and Solar | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Wind and Solar | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(1,093)	(969)
Depreciation	130	130
Disposals	0	0
Retirement of assets	6	6
Change in foreign exchange rates	11	0
Transfers in (out) of PP&E	0	0
End of the period	(1,228)	(1,093)
Wind and Solar | Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	1,909	1,877
End of the period	1,718	1,909
Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	4,087	3,935
Additions	0	0
Additions from development projects	0	0
Acquisitions		0
Disposals	1	2
Impairment (charges) reversals	0	(2)
Retirement of assets	(12)	(57)
Change in foreign exchange rates	(4)	(25)
Transfer of assets	35	237
Transfers in (out) of PP&E	437	(5)
End of the period	4,530	4,087
Gas generation | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(2,178)	(2,058)
Depreciation	308	184
Disposals	(1)	(1)
Retirement of assets	10	55
Change in foreign exchange rates	2	(8)
Transfers in (out) of PP&E	335	0
End of the period	(2,812)	(2,178)
Gas generation | Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	363	968
End of the period	230	363
Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	4,513	4,901
Additions	0	0
Additions from development projects	0	0
Acquisitions		0
Disposals	216	74
Impairment (charges) reversals	0	(468)
Retirement of assets	(7)	(49)
Change in foreign exchange rates	97	2
Transfer of assets	19	124
Transfers in (out) of PP&E	(442)	46
End of the period	3,974	4,513
Energy Transition | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	31
Energy Transition | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(4,150)	(3,933)
Depreciation	63	264
Disposals	(211)	(72)
Retirement of assets	7	48
Change in foreign exchange rates	89	2
Transfers in (out) of PP&E	(340)	40
End of the period	(3,744)	(4,150)
Energy Transition | Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	31
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	186	210
End of the period	185	186
Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	366	379
Additions	6	2
Additions from development projects	12	0
Acquisitions		0
Disposals	0	0
Impairment (charges) reversals	0	(13)
Retirement of assets	(2)	0
Change in foreign exchange rates	2	(7)
Transfer of assets	6	5
Transfers in (out) of PP&E	(13)	0
End of the period	379	366
Capital spares and other | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(180)	(169)
Depreciation	16	12
Disposals	0	0
Retirement of assets	2	0
Change in foreign exchange rates	0	(1)
Transfers in (out) of PP&E	0	0
End of the period	(194)	(180)
Capital spares and other | Accumulated depreciation | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of assets	0	0
Decommissioning and restoration
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	5
Decommissioning and restoration | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	(74)	135
Decommissioning and restoration | Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	(15)	1
Decommissioning and restoration | Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	(59)	128
Decommissioning and restoration | Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	(12)	6
Decommissioning and restoration | Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	10	0
Decommissioning and restoration | Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	$ 2	$ 0